MARKETABLE SECURITIES (Details)	9 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 CAD ($) shares
Statement [Line Items]
Shares/Warrants Held | shares	2,429,189	2,429,189
Cost		$ 1,648,737
Fair Value		96,837
Fair Value Increase(Decrease)		$ (1,551,900)
Carlyle Commodities Corp. Shares [Member]
Statement [Line Items]
Shares/Warrants Held | shares	550,000	550,000
Cost	$ 907,500
Fair Value	66,000
Fair Value Increase(Decrease)	$ (841,500)
Carlyle Commodities Corp. Warrants
Statement [Line Items]
Shares/Warrants Held | shares	550,000	550,000
Cost		$ 727,000
Fair Value		17,000
Fair Value Increase(Decrease)		$ (710,000)
Other
Statement [Line Items]
Shares/Warrants Held | shares	1,329,189	1,329,189
Cost		$ 14,237
Fair Value		13,837
Fair Value Increase(Decrease)		$ (400)